ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	12 Months Ended
Dec. 31, 2022
Real Estate [Abstract]
ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY Dole continuously reviews its assets in order to identify those assets that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held-for-sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. For property classified as held-for-sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property specifically classified as actively marketed is uncertain.
Assets held-for-sale
During the year ended December 31, 2022, Dole approved and committed to sell two buildings in Europe in the Diversified Produce – EMEA reportable segment, one property in North Carolina in the Diversified Produce – Americas & ROW reportable segment and one property in Latin America in the Fresh Fruit reportable segment. As a result, related assets with a total net book value of $2.8 million, $0.3 million and $0.2 million, respectively, were transferred to assets held-for-sale. The buildings in Europe were subsequently sold at a total gain of $7.8 million in the year ended December 31, 2022. Additionally, Dole concluded that it was not probable that the other property in Latin America in the Fresh Fruit reportable segment would be sold within the next year and reclassified related assets with a net book value of $0.1 million to property, plant and equipment, net, in the consolidated balance sheets. As of December 31, 2022, assets held-for-sale were $0.6 million of property, plant and equipment. There were no liabilities held-for-sale as of December 31, 2022.
During the year ended December 31, 2021, Dole acquired $14.7 million of assets held-for-sale, as a result of the Acquisition, that primarily consisted of two vessels in the Fresh Fruit reportable segment and a number of properties throughout North America in the Fresh Vegetables segment and Latin America in the Fresh Fruit segment. During the year ended December 31, 2021, Dole approved and committed to sell a Corporate-owned plane with a net book value of $7.2 million and transferred it into assets held-for-sale in the consolidated balance sheets. Additionally, during the year ended December 31, 2021, Dole sold the two vessels, one of the Latin America properties, a ranch in North America and the Corporate-owned plane, with net book values of $8.8 million, $4.1 million, $1.6 million and $7.2 million, respectively. Assets held-for-sale were $0.2 million of property, plant and equipments as of December 31, 2021. There were no liabilities held-for-sale as of December 31, 2021. There were no gains or losses from the sale of assets held-for-sale in the year ended December 31, 2021.
A rollforward of assets held-for-sale for the years ended December 31, 2022 and December 31, 2021 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions	14,701
Reclassifications	7,187
Sales	(21,688)
Balance as of December 31, 2021	200
Additions	3,339
Reclassifications	(120)
Sales	(2,774)
Balance as of December 31, 2022	$645
Actively marketed property
As of December 31, 2022 and December 31, 2021, actively marketed property was $31.0 million and $50.4 million, respectively, and consisted entirely of land in Hawaii in the Fresh Fruit reportable segment. During the year ended December 31, 2022, Dole sold actively marketed Hawaii land, with a net book value of $20.7 million. During the year ended December 31, 2021, Dole sold actively marketed Hawaii land, with a net book value of $2.4 million. The total gain on the sales was $2.5 million for the year ended December 31, 2022, and there was no gain or loss from the sales in the year ended December 31, 2021.
A rollforward of actively marketed property for the years ended December 31, 2022 and December 31, 2021 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	52,751
Land sales	(2,387)
Balance as of December 31, 2021	$50,364
Measurement period adjustments	1,303
Land sales	(20,660)
Balance as of December 31, 2022	$31,007
See Note 4 “Business Combinations and Transactions” for additional detail on measurement period adjustments.